Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting Information

Segment performance is evaluated based on segment operating profit (loss), which represents the results of segment operations before unallocated costs, such as general corporate expenses not identified to a specific segment, environmental provisions, net of reimbursements, related to sites no longer in operation, interest expense, other income (expense) and income tax expense or benefit.

	Mineral Sands	Pigment	Corporate And Other	Eliminations	Total
Three Months Ended March 31, 2013
Net Sales(1)	$298	$288	$27	$(143)	$470
Income (loss) from operations	96	(68)	(24)	(23)	(19)
Interest and debt expense					(27)
Loss on extinguishment of debt					(4)
Other income					6
Loss from Continuing Operations before Income Taxes					$(44)
Depreciation, Depletion and Amortization	$49	$21	$3	$—	$73
Capital Expenditures	31	13	1	—	45
Three Months Ended March 31, 2012
Net Sales(1)	$83	$362	$31	$(42)	$434
Income (loss) from operations	51	109	(28)	(19)	113
Interest and debt expense					(8)
Other expense					(1)
Income from Continuing Operations before Income Taxes					$104
Depreciation, Depletion and Amortization	$4	$15	$3	$—	$22
Capital Expenditures	—	12	9	—	21

Segment performance is evaluated based on segment operating profit (loss), which represents the results of segment operations before unallocated costs, such as general corporate expenses not identified to a specific segment, environmental provisions, net of reimbursements, related to sites no longer in operation, interest expense, other income (expense) and income tax expense or benefit.

	Mineral Sands	Pigment	Corporate And Other	Eliminations	Total
Successor: Twelve Months Ended December 31, 2012
Net Sales	$760	$1,246	$128	$(302)	$1,832
Income (Loss) from operations	156	57	(139)	(49)	25
Interest and debt expense					(65)
Other income (expense)					(7)
Gain on bargain purchase					1,055
Income (Loss) from Continuing Operations before Income Taxes					$1,008
Total Assets	$3,164	$1,680	$725	$(58)	$5,511
Depreciation, Depletion and Amortization	125	71	15	—	211
Capital Expenditures	96	39	31	—	166
Successor: Eleven Months Ended December 31, 2011
Net Sales	$160	$1,327	$133	$(77)	$1,543
Income (Loss) from operations	42	323	(54)	(9)	302
Interest and debt expense					(30)
Other income (expense)					(10)
Income (Loss) from Continuing Operations before Income Taxes					$262
Total Assets	$228	$1,217	$224	$(12)	$1,657
Depreciation, Depletion and Amortization	—	67	12	—	79
Capital Expenditures	—	117	16	—	133
Predecessor: January 1 through January 31, 2011
Net Sales	$8	$89	$14	$(3)	$108
Income (Loss) from operations	2	20	(1)	(1)	20
Interest and debt expense					(3)
Other income					2
Reorganization income					613
Income from Continuing Operations before Income Taxes					632
Total Assets	$221	$987	$241	$(1)	$1,448
Depreciation, Depletion and Amortization	—	3	1	—	4
Capital Expenditures	—	4	1	1	6
Predecessor: Twelve Months Ended December 31, 2010
Net Sales	$109	$1,005	$153	$(49)	$1,218
Income (Loss) from operations	7	163	40	—	210
Interest and debt expense					(50)
Other income (expense)					(8)
Reorganization expense					(145)
Income (Loss) from Continuing Operations before Income Taxes					$7
Total Assets	$152	$564	$382	$—	$1,098
Depreciation, Depletion and Amortization	—	40	10	—	50
Capital Expenditures	—	37	8	—	45

Segment Reporting Information of Revenue and Property, Plant and Equipment
(1)	Net sales by geographic region, based on country of production, were as follows:

	Three Months Ended March 31,
	2013	2012
U.S. operations	$187	$230
International operations:
Australia	108	79
The Netherlands	65	125
South Africa	110	—

Total	$470	$434

Net assets by segment were as follows:

	March 31, 2013	December 31, 2012
Mineral Sands	$2,796	$3,164
Pigment	1,735	1,680
Corporate and Other	1,365	725
Eliminations	119	(58)

Total	$6,015	$5,511

Property, plant and equipment, net and mineral leaseholds, net, by geographic region, were as follows:

	March 31, 2013	December 31, 2012
U.S. operations	$199	$196
International operations:
South Africa	1,169	1,263
Australia	1,317	1,348
The Netherlands	52	55

Total	$2,737	$2,862

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Net Sales(1)
U.S. operations	$843	$793	$60	$692
International operations:
Australia	443	475	33	317
The Netherlands	248	275	15	209
South Africa	298	—	—	—

Total	$1,832	$1,543	$108	$1,218

(1)	Based on country of production.

	Successor
	December 31, 2012	December 31, 2011
Net Property, Plant and Equipment and Net Mineral Leaseholds
U.S. operations	$196	$184
International operations:
South Africa	1,263	—
Australia	1,348	304
The Netherlands	55	54

Total	$2,862	$542

(1)	Based on country of production.